CENTURION T.A.A. FUND, INC.

                         1998  Semi Annual Report

For the six-month period ended 6/30/98, the Fund had a total return of 1.84% on Class D shares and 0% on the Class C shares compared to the other two market neutral funds who commenced business in 1998 and were up .50% and 1.50% for the period. (Of course, past performance is not a guarantee of future results.) Centurion T.A.A. Fund is a "market neutral fund" that attempts not only to allocate its portfolio between stocks and options, bonds and money market positions but also to sell securities short based on the status of the market and economic conditions at any one time. The goal of the Fund is to be short the most overvalued securities and long those that we feel are undervalued in such a way as to neutralize the impact of the overall market.
It is our belief that over time this will produce returns of approximately 5% to 6% greater than the short-term Treasury. While we are lagging that measure for the first six months of the year by a small amount, we are performing very much is line with our peer group, the other market neutral funds.

Market Comments

The NASDAQ and the S&P 500 have posted gains for the year to date. However, as you can see on Tables I and II, they have not been broad based. In addition, the selloff since June 30, 1998 has exacerbated the difference. We are currently in a market that is led by the "generals" (larger capitalized stock), the new nifty fifyt; whereas, the troops (the broad market) are not participating. Since the generals dominate the movements of these indexes, they are not representative of the overall market movement. It has been described as a stealth bear market which we feel is an apt description.

The Asian crisis created negative sentiment about the direction of the U.S. economy. Domestic economic growth continues to exceed its historical average of 2% to 3%, yet we see no signs of infaltion which is very unusual in the economists' eyes. Consumer and producer prices have remained stable and in many cases have declined. Consumer confidence was at its highest level in more than 27 years, until late July.

Portfolio Manager Comments

For the last couple of years, we have discussed the relative performance of the market. I've run some numbers for the year-to-date that confirm the shallowness of this advance. For the first six months of the year the S&P 500 was up 19.4% but that tells only a small part of the story. The S&P 500 is a market capitalization wighted index so that the larger the capitalization of the stock the more it accounts for the performance. Table I below demonstrates the fact.

					Table I

	Companies by				Year to Date Gains
	Capitalization size:			(Through July 17, 1998)

	Largest 50                                 30%
	51-100                                    +20%
	101-200                                   +16%
	201-300                                   +14%
	301-400                                   +7%
	401-500                                   Negative

As the NASDAQ Index jumped from 1000 to 2000 over the past threee years, the bulk of the increase has been contributed by the 10 stocks listed below. Microsoft was the big leader, adding $217 billion in market value and contributing 30% of the gain in the top 100 stocks in NASDAQ. These top 100 stocks now account for about half of the NASDAQ's overall value.

					TABLE II
			Change in Market		Impact on		Cumulative
Company		Value (millions)		NASDAQ		Impact
Microsoft              $217,021            30.12%                 30.12%
Cisco Systems            81,599            11.33%                 41.45%
Intel                    74,939            10.40%                 51.85%
Dell                     70,478             9.78%                 61.63%
WorldCom                 36,332             5.04%                 66.67%
MCI                      32,688             4.53%                 71.21%
Sun Microsystems         13,928             1.93%                 73.14%
Telecommunications, Inc. 12,746             1.77%                 74.91%
Tellabs                  10,920             1.52%                 76.43%
Comcast                   9,867             1.37%                 77.80%

The S&P 500 eked an all-time high for the quarter; however, the broad market did not participate. For the quarter, the Russell 2000 index was down 4.85%. A more significant indicator of the quarter was the serious bloodletting is secondary stocks that are not included in major indexes. For example, 43% of all NASDAQ stocks were down 30% or more and almost tow thirds have lost 20% or more of their value. The Morgan-Stanley International index lost 1.9% for the quarter. The average equity fund lost 1.84% for the quarter, as reported by Lipper.

The Japanese economy is declining for the second time this decade. The first recession in the early 90s followed the government's attempt to deflate the 1980s financial trouble. This second recession is non-intentional. Instead, the declining economies of East Asia and the lingering banking problems at home are pulling the Japanese economy down. The Japanese economic contraction means that the Asian economic crisis will probably be deeper and last longer than it would otherwise. It also increases the chances for continued deflation and slower U.S. economic growth. The currect Japanese recession follows a chain of several developments. A little over a year ago, the Japanese government raised consumption taxes to help stimulatve economic policies and bank rescues. As is always the case, tax increases slowed the economy. Then, as the Yen declined, the Dollar and many Asian currencies tied to the Dollar rose to uncompetitive levels. This forced Indonesia, Thailand, Malaysia, South Korea and the Philippines to devalue their currencies.

The devaluations further exacerbated the Japanese banking problems which further deepened the recession. The resulting recession in Asia has further reduced the demand for Japanese goods. Investors have doubts whether the Japanese government has the political strength to push their controversial restructuring good bank, bad bank through Parliament. Strong Japanese banks will be needed to restructure the current excess capacity in Asia, the key to placing the other economies of Asia on a stronger footing.

The resolution of Japanese banking problems will probably signal a high in the Dollar. From that point forward over the next several years, we believe the Dollar will likely be under downward pressure. This would reflect slower
U.S. economic growth and a continued widening of the U.S. trade deficit.
The weaker Dollar will lead to a higher short-term U.S. interest rates. Short-term rates have remained steady in the past year; the Federal Reserve has done a good job balancing concerns about rising labor costs and inflation with a desire to not drive the Yen lower. The Federal Reserve has carefully avoided any action that would hurt the Yen. In fact, the Treasury several weeks ago spent in excess of $2 billion supporting the Yen.
However, once the Japanese banking industry begins its restructing and the Yen strengthened, a major restraint in raising U.S. rates would be lifted.


/s/
Jack K. Heilbron
Chief Investment Officer

			CENTURION T.A.A. FUND, INC.

			Statement of Investment Securities

				June 30, 1998


Shares or 						%		Value
Principal						Net		(Note 1)	Value
Amount	Description			Notes	Assets	Security	Sector


	COMMON STOCK                         47.0%

	CONSUMER PRODUCTS

1,000	ALICO	                        (b)     0.3%      $20,500
1,000	BEATRICE (TLC)                        0.7%       52,500
1,200	BEST FOODS                    (b)     0.9%       69,750
1,410	EASTMAN KODAK                 (b)     1.4%      103,018
    80	HERSHEY CREAMERY                2.4%      180,000
5,000	US HOME & GARDEN                      0.4%       32,188
1,200	VLASIC FOODS INTL	                    0.3%       24,375

                                            6.6%	     $  482,331
	CONSUMER SERVICES
5,000	FOODMAKER                      (a)    1.1%       84,375
8,000	NEW YORK BAGEL                        0.1%        8,750
6,000	RIGHT START INC.                      0.1%        8,625
16,600ROCK BOTTOM	                          1.4%      105,825

                                            2.8%              207,575
	FINANCIAL/REGIONAL BANKING
  700	BB & T CORP	                  (a),(b) 0.6%       47,250
1,000	CAL FEDERAL LIGITATION WARRANT        0.3%       19,750
1,000	COINSTAR                              0.1%        9,250
  800	COMPASS BANCSHARES            (b)     0.5%       36,100
  220	FIRST CITIZENS BANCSHARES     (b)     0.3%       22,014
  176	FIRST NATL BANK OF ANCHORAGE  (b)     3.2%      232,760
6,000	GOLDEN STATE LITIGATION WARRANT       0.4%       31,875
1,000	HANCOCK HOLDING               (b)     0.7%       53,000
1,500	JOHN ALDEN FINANCIAL		(b)	  0.4%       33,000
3,800	NATIONAL BANCORP ALASKA	      (b)     1.6%      117,325
  900	PIONEER GROUP                 (b)     0.3%       23,682
  900	SOUTHTRUST	                  (b)     0.5%       39,263

                                            9.0%              665,269

	HEALTH
3,000	CARDIAC PATHWAYS                      0.3%        21,375
1,100	CHEMED                        (b)     0.5%        37,194
  500	LILLY (ELI)	                  (b)     0.4%        33,063
1,800	GELTEX PHARMACETICAL                  0.5%        33,525
   90	GENZYME TISSUE                        0.0%           591
	KERAVISION	                          0.2%        16,800
1,500	LIGAND PHARMACETICAL          (a)     0.3%        19,313
5,000	LIPOSOME CO.                  (a)     0.4%        27,031
3,000	SCIOS INC                             0.4%        26,625

                                            2.9%               215,517

	INDUSTRIAL PRODUCTS
5,000	ALDILA                                0.5%       33,125
3,300	BETHLEHEM STEEL               (a)     0.6%       41,456
  75	BOSTON SAND & GRAVEL                  0.3%       24,750
1,000	BRITISH STEEL PLC         (a),(b)     0.3%       22,750
4,000	C3 INC                                0.5%       35,000
  408	FORT JAMES                (a),(b)     0.2%       18,029
1,200	GLATFELTER (PH)               (b)     0.3%       18,975
1,000	JEWETT CAMERON TRADING                0.1%        6,000
34,600NORWEST STEEL & WIRE                  1.6%      121,100
9,000	SOUTHERN ENERGY HOMES                 1.2%       87,750

                                            5.6%               408,935
	INDUSTRIAL SERVICES
2,000	CORRECTIONS CORP OF AMERICA   (a)     0.6%       47,500
  140	FARMER BROTHERS               (b)     0.5%       33,460
2,200	HEARTLAND EXPRESS	                    0.6%       44,550
2,200	NS GROUP                              0.3%       22,275
15,000TRANSCOASTAL MARINE                   1.2%       90,469

                                            3.2%               238,254


	INDEXES
2,400	WEBS-SWITZERLAND                      0.6%        45,300

                                            0.6%                45,300

	NATURAL RESOURCES
1,000	APEX SILVER MINES	                    0.1%        9,687
2,000	ASARCO                        (b)     0.6%       44,500
1,000	EURO NEVADA (CN)              (b)     0.2%       13,780
2,000	FRANCO NEVADA (CN)            (b)     0.5%       39,680
  300	FREEPORT COP & GOLD           (b)     0.1%        4,537
2,000	GULF CANADA RESOURCES                 0.1%        9,875
2,000	KINROSS GOLD                          0.1%        6,750
  816	NEWMONT MINING                (b)     0.3%       19,227
5,000	PAN AMERICAN SILVER                   0.6%       45,625
1,100	PRIME RESOURCES GROUP         (b)     0.1%        7,631
3,000	RIVER GOLD MINES (CN)                 0.1%        6,540
2,400	ROYAL GOLD	                          0.2%       12,000
33,000SUNSHINE MINING                       0.4%       30,938

                                            3.4%                 250,770

	REAL ESTATE
3,000	BODDIE NOELL PROPERTIES       (b)     0.5%       39,375
2,000	CCA PRISON REALTY	        (a),(b)     0.8%       61,250
2,800	ENTERTAINMENT PROP TRUST      (b)     0.7%       51,800
1,000	GENERAL GROWTH PROPERTIES     (b)     0.5%       37,312
  185	HORIZON GROUP PROPERTIES      (b)     0.0%        1,220
1,100	MERIDIAN INDUSTRIAL TRUST     (b)     0.3%       25,300
1,800	MIDAMER APARTMENTS            (b)     0.6%       47,362
3,700	PRIME RETAIL                  (b)     0.6%       44,169
3,200	STORAGE TRUST REALTY          (b)     1.0%       74,800
3,600	UNITED DOMINION               (b)     0.7%       49,725
10,000UNITED INVESTORS REIT         (b)     1.3%       95,000
1,800	WASHINGTON REIT               (b)     0.4%       31,387
1,200	WEEKS CORP	                  (b)     0.5%       37,950

                                            8.1%                596,650

	TECHNOLOGY
1,500	AMERITECH                (a),(b)      0.9%       66,469
  700	ELECTRONIC DATA SYSTEM   (a),(b)      0.4%       27,606
4,000	FILENET                      (a)      1.6%      115,000
2,500	GENERAL SCANNING             (a)      0.3%       22,344
2,500	NCR CORP                              1.1%       80,938
1,100	PEAK INTL                             0.2%       15,125
2,000	SECURE COMPUTING                      0.3%       19,750

                                            4.7%                347,232

         TOTAL COMMON STOCK                47.0%	        3,457,833


        PREFERRED STOCKS                    2.1%

400	AMAX GOLD, 3.75% PREFERRED            0.2%       17,700
1,000	BROWNING FERRIS, 7.255 PREFERRED (b)  0.5%       35,250
1,000	HILTON, 8% CONVERTIBLE PREFERRED      0.4%       26,250
2,900	PATINA OIL & GAS, 7.1255 PREFERRED	  1.0%       77,212

        TOTAL PREFERRED STOCK               2.1%              $  156,412

        OPTIONS AND WARRANTS               21.2%

	CONSUMER PRODUCTS
3,000	COLGATE, NOV, 85, CALLS               0.3%       24,375
1,800	HITACHI, OCT, 70, PUTS                0.2%       12,825
3,000	LOEW'S, DEC, 90, PUTS                 0.3%       19,688
2,000	MONDAVI, NOV, 40, PUTS                0.3%       23,750
3,000	PEPSI, OCT, 35, CALLS                 0.3%       21,750
3,000	PETCO, SEP, 20, PUTS                  0.1%        4,875
3,000	SEARS, AUG, 65, CALLS                 0.1%        4,125
1,000	SPORTLINE USA, JUL, 30, PUTS          0.0%          438
3,000	VIACOM, NOV, 55, CALLS                0.3%       21,375

                                                             133,201

	CONSUMER SERVICES
2,000	ABACUS, SEP, 55, PUTS                 0.1%       11,000
3,000	APPLE SOUTH, DEC, 10, CALLS           0.1%       10,875
1,500	CARMIKE CINE, AUG, 35, PUTS           0.2%       12,188
1,500	CBS, JAN, 25, CALLS           (a)     0.2%       15,094
2,000	DELTA AIRLINES, OCT, 120, PUTS        0.1%        9,750
1,000	H&R BLOCK, OCT, 40, CALLS             0.1%        4,188
3,000	LONESTAR STEAK, DEC, 15, CALLS        0.1%        3,750
3,000 MEDIAONE, OCT, 40, CALLS              0.2%       16,125
2,000	US WEB, OCT, 25, PUTS                 0.1%       10,750

                                                               93,720

	FINANCIAL
3,000	ASSOC FIRST, DEC, 70, CALLS   (a)    0.4%	       32,813
2,000	CITICORP, JAN, 130, PUTS             0.3%	       19,500
3,000	ING GROUP, OCT,60, PUTS	             0.1%	        8,063
1,500	SCIENTIFIC GM, AUG,22.5,PUTS	       0.0%	          938
1,500	SYNOVUS FINANCIAL,AUG,22.375,PUTS    0.0%	        1,313

                                                               62,627

	HEALTH
1,000	ACCESS HEALTH,NOV,35,PUTS             0.1%       10,812
2,000	BIOCHEM PHARMECTICAL,JUL,25,PUTS      0.0%        1,000
2,500	CENTOCOR,JAN,25,CALLS         (a)	  0.6%       42,813
2,500	CHIRON,JAN,15,CALLS           (a)     0.1%       10,313
3,000	FIRST HEALTH,AUG,27.5, PUTS           0.0%        2,625
3,000	HCR,AUG,35,CALLS	                    0.2%       15,750
2,500	MARINER HEALTH,NOV,12.5,CALLS	(a)     0.2%       11,406
1,500	PATHOGENESIS,SEP,40,PUTS              0.2%       17,250
3,000	QUADRAMED,NOV,25,PUTS                 0.1%        7,500
3,000	SCHRING PLH,JAN,60,CALLS      (a)     1.6%      114,375
2,000	TEVA PHARMECTICAL,SEP,45,PUTS	        0.3%       19,250
2,000	ZONAGEN,AUG,30,PUTS                   0.2%       17,750

                                                               270,844

	INDUSTRIAL PRODUCTS
3,000	TYCO,OCT,55,CALLS                     0.4%       29,250
2,000	YORK INTL,NOV,45,PUTS                 0.1%        8,875
2,000	GENRAD,AUG,22.5, PUTS                 0.1%        6,375
3,200	CORNING GLASS,JAN,30,CALLS            0.3%       20,400

                                                                64,900

	INDUSTRIAL SERVICES
2,000	BELL & HOWELL,NOV,30,PUTS             0.1%        8,625
2,200	HEARTLAND EXPRESS,SEP,25,PUTS	        0.2%       11,138
1,500	SAVILLE SYSTEMS,AUG,50,PUTS           0.1%        5,625
1,500	SCHLUMBERGER,JAN,40,CALLS     (a)     0.6%       47,438
2,000	WACKENHUT,OCT,30,PUTS                 0.2%       13,375

                                                                86,201

	INDEXES
 900	AIRPLANE INDEX,SEP,760,PUTS   (a)     0.2%       11,700
10,000DOW JONES INDEX,JUL,91,PUTS   (a)     0.3%       20,625
5,000	DOW JONES INDEX,DEC,80,PUTS           0.4%       27,500
1,900	JAPAN INDEX,MAR,200,PUTS              0.9%       68,590

                                                               128,415

	NATURAL RESOURCES
6,300	BARRICK GOLD,JAN,15,CALLS     (a)     0.5%       39,375
10,000HOMESTAKE MINING,JAN,10,CALLS	(a)     0.4%       27,500
26,900SUNSHINE MGN WARRANTS                 0.1%        4,203

                                                                71,078

	TECHNOLOGY
6,500	ACTION PERFORM,OCT,35,PUTS            0.4%       32,094
1,900	AIRTOUCH,JAN,50,CALLS                 0.3%       20,900
3,000	BISYS GROUP,SEP,45,CALLS              0.0%        2,250
3,000	CISCO,JAN,50,CALLS            (a)     3.0%      217,406
3,000	COMPAQ,JUL,30,PUTS                    0.1%        6,000
1,000	DENRITE INTL,AUG,30,CALLS             0.1%        8,000
3,000	GARTNER GROUP,OCT,35,PUTS             0.1%        9,000
2,000	GATEWAY 3000,JUL,50,CALLS             0.1%        5,750
4,000	GLOBALSTAR,DEC,25,CALLS	              0.3%       22,000
3,000	INTEL,JAN 2001,60, CALLS      (a)     1.2%       87,375
3,000	LUCENT,JAN,60,CALLS           (a)     1.3%       94,875
12,500MADGE NET, JAN 1999,5, CALLS  (a)     0.2%       15,625
3,000	NEXTEL,JAN 2000,20,CALLS      (a)     0.4%       27,375
3,000	PARAMETRIC,FEB,27.5,CALLS             0.2%       13,500
3,000	SEITEL INC,AUG,20,CALLS	              0.0%          750
2,000	SMARTTALK,NOV,15,CALLS                0.3%        4,625
1,700	SPRINT,JAN,65,CALLS                   0.3%       19,762
1,300	TELLABS,DEC,60,CALLS                  0.3%       20,475
3,000	USCS INTL,OCT,15,CALLS                0.2%       18,375
2,000	WORLDCOM,JAN,40,CALLS                 0.3%       21,250

                                                                647,387

           TOTAL OPTIONS AND WARRANTS                        $1,558,373



       FIXED INCOME                         5.9%

	CORPORATE BONDS
100	AGNICO,CONVERTIBLE,3.5%,DUE 1-27-04   0.9%       66,000
 40	GOLDEN BOOK,7.65%,DUE 9-15-02	        0.5%       39,464
 50	NORTHWEST STEEL & WIRE,9.5%DUE 6-15-010.7%       50,275
100	NOVA,CONVERTIBLE, 5.5%,DUE 1-15-00    1.3%       95,250
1.1770MTN STS GTY MTG 1-G, 9.4%, 8-1-18     0.0%        1,202
100	TRANSMARITIME, 8.5%,DUE 10-27-00      1.3%       98,000

                                            4.8%                350,191

	U.S. GOVERNMENT AGENCY BONDS
30.7630FNMA 61G,7.0%,9-25-20                0.4%       30,802
26.7370FNMA G93-40 ZC,6.5%,12-25-23         0.4%       26,161
28.0000FNR 91-56M, 6.75%,6-25-21            0.4%       28,236

                                            1.2%                 85,199

            TOTAL FIXED INCOME              5.9%              $ 435,390

	COMMERCIAL PAPER
450	FMCC, DUE 7-9-98	                    6.1%      449,443
450	GENERAL ELECTRIC CREDIT, DUE 7-13-98  6.1%      449,438
600	GENERAL ELECTRIC CREDIT,DUE 7-6-98	  8.1%      599,251
450	GENERAL MOTORS ACCEPTANCE, DUE 7-2-98 6.1%      449,932

            TOTAL COMMERCIAL PAPER         26.5%             $1,948,064

     Total Investment in Securities       102.7%             $7,556,071

     Covered Call Options Written	      - 1.7%             (  124,241)

     Securities Sold Short                - 0.7%             (   48,300)

     Cash                                  3.4%             $  251,329
     Other Assets less liabilities       - 3.8%             (  278,577)

     Total Net Assets                    100.0%	             $7,356,282

NOTES:
(a) Call options have been written against this postion.
(b) Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $492,379 and gross unrealized losses of $773,801.

The accompnaying notes are an integral part of the financial statements.


            CENTURION T.A.A. FUND, INC.

      Statement of Covered Call Options Written
                  June 30, 1998




Shares or 	                              %		Value
Principal						Net		(Note 1)	Value
Amount     Description             Notes  Assets	Security	Sector


	CONSUMER SERVICES                   - 0.6%
(1500)CBS,JUL,30,CALLS                                 ($3,000)
(5000)FOODMAKER,JUL,17.5,CALLS                         ( 1,563)
                                                                ($4,563)

	FINANCIAL                           - 0.5%
(300)ASSOC FIRST,JUL,80,CALLS	                          (2,625)
(700)BB & T CORP,AUG,70,CALLS                             (919)
                                                               ($3,544)
	HEALTH                              - 0.15%
(2500)CENTOCOR,JUL,45,CALLS                               (313)
(2500)CHIRON,JUL,22.5,CALLS                               (156)
(1800)GELTEX PHARMACETICAL,AUG,22.5,CALLS	              (1,688)
(1500)LIGAND PHARMACETICAL,AUG,15,CALLS                   (656)
(5000)LIPOSOME CO,AUG,7.5,CALLS                           (938)
(2500)MARINER HEALTH,NOV,17.5,CALLS	                    (3,438)
(3000)SCHRING PLH,JUL,95,CALLS                          (3,938)
                                                              ($11,127)

	INDUSTRIAL PRODUCTS                 - 0.03%
(3300)BETHLEHEM STEEL,JUL,12.5,CALLS                    (1,856)
(1000)BRITISH STTEL,OCT,30,CALLS                          (125)
(400)	FORT JAMES,JUL,50,CALLS	                             (50)
                                                               ($2,031)

	INDUSTRIAL SERVICES                 - 0.06%
(2000)CORRECTIONS CORP,JUL,22.5,CALLS                   (2,625)
(1500)SCHLUMBERGER,AUG,75,CALLS                         (2,156)
                                                               ($4,781)

	INDEXES                             - 0.04%
(900)	AIRPLANE INDEX,JUL,750,PUTS                         (675)
(5000)DOW JONES INDEX,AUG,80,PUTS                       (2,188)
                                                               ($2,863)

	NATURAL RESOURCES	                  - 0.13%
(1300)BARRICK GOLD,JUL,22.5,CALLS                          (81)
(2000)BARRICK GOLD,OCT,20,CALLS                         (2,875)
(3000)BARRICK GOLD,OCT,25,CALLS                         (1,125)
(2000)HOMESTAKE MINING,JAN,1999,15,CALLS	                (625)
(5700)HOMESTAKE MINING,JUL,12.5,CALLS                     (356)
(2300)HOMESTAKE MINING,OCT,12.5,CALLS                     (863)
(5000)PAN AMERICAN SILVER,SEP,10,CALLS                  (3,750)
                                                               ($9,675)

	REAL ESTATE	                         - 0.05%
(2000)CCA PRISON REIT,AUG,30, CALLS	                    (3,875)
                                                               ($3,875)

	TECHNOLOGY                           - 1.11%
(1500)AMERITECH,AUG,45,CALLS                            (2,063)
(4500)CICSO,JUL,85,CALLS                               (36,000)
(700) ELECTRONIC DATA SYSTEMS,SEP,40,CALLS              (1,706)
(2000)FILENET,JUL,25,CALLS                              (8,375)
(2000)FILENET,JUL,,27.5,CALLS	                          (4,125)
(1000)GENERAL SCANNING,JUL,12.5,CALLS                     (125)
(3000)INTEL,JUL,75,CALLS                                (6,750)
(2200)LUCENT,JUL,75,CALLS                              (18,700)
(8500)MADGE NET,AUG,7.5,CALLS	                          (1,063)
(4000)MADGE NET,JUL,7.5,CALLS	                            (250)
(3000)NEXTEL,JUL,25,CALLS                               (2,625)
                                                              ($81,782)

         TOTAL	                        - 1.69%            ($124,241)

The accompanying notes are an integral part of the financial statements.


				CENTURION T.A.A. FUND, INC.

			Statement of Securities Sold Short
					June 30, 1998




Shares or                                 %           Value
Principal						Net         (Note 1)    Value
Amount     Description	           Notes	Assets      Security    Sector


(2300)WEBS-UNITED KINGDOM                 -0.66%      (48,300)

		Total Securities Sold Short   -0.66%                ($48,300)


The accompanying notes are an integral part of the financial statements.


				CENTURION T.A.A. FUND, INC.

			STATEMENT OF ASSETS AND LIABILITIES
					JUNE 30, 1998

ASSETS

Investment in Securities, at value,
(indentified cost $7,823,164)                   	$7,556,071

Cash                                                     251,329
Receivables:
 Dividends                                                10,611
 Interest                                                  9,100
 Investment Securities Sold                              143,865
 Fund Shares Sold                                            650
Prepaid Expenses                                           3,969

      TOTAL ASSETS                                    $7,975,595

LIABILITIES

Covered Call Options Written, at market value,
(premiums received $105,317)                             124,241
Securities Sold Short, at market value,
(sales proceeds received $43,704)                         48,300
Payables:
 Accounts Payable                                         51,012
 Fund Shares Redeemed                                      7,683
 Investment Securities Purchashed                        388,076

         TOTAL LIABILITIES                               619,312

NET ASSETS                                            $7,356,282

Class A:
 Net asset value and offering price per share
 ($8,586 divided by 2,549 shares outstanding)              $3.37
Class B:
 Net asset value and offering price per share
 ($479 divided by 144 shares outstanding)                  $3.33
Class C:
 Net asset value and offering price per share
 ($6,410,904 divided by 1,925,232 shares
  outstanding)                                             $3.33
Class D:
 Net asset value and offering price per share
 ($936,314 divided by 277,402 shares outstanding)          $3.38


The accompanying notes are an integral part of the financial statements.


				CENTURION T.A.A. FUND, INC.

				STATEMENT OF OPERATIONS
			FOR THE SIX MONTHS ENDED JUNE 30, 1998

INVESTMENT REVENUE

Dividends                                                   $33,555
Interest                                                     97,487

 Total Investment Revenue                                  $131,042

EXPENSES

Investment advisory fees                  $40,130
Distribution expenses                      35,292
Registration and filing fees                6,846
Fund accouting fees (Note 4)               11,190
Custodian fees and expenses                22,041
Audit fees and expenses                     2,384
Directors fees and expenses                 6,126
Transfer agent fees                         1,800
Insurance                                   1,001
Other expenses                              4,174

      Total Expenses                      130,983

Fees and Expenses Absorbed by Investment
Advisor                                      0

 Net Expenses                                               130,983

 Net Investment Income(Loss)                                     59

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENT SECURITIES

Net Realized Gain from Securities Transactions              (162,030)
Unrealized Depreciation of Investmnents                      211,812
Unrealized Appreciation of Call Options Written

Net Gain on Investments	                                      49,783

Net Increase in Net Assets from Operations                   $49,842


The accompanying notes are an integral part of the financial statements.


				CENTURION T.A.A. FUND, INC.

			STATEMENT OF CHANGES IN NET ASSETS
		 	FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND
				THE YEAR ENDED DECEMBER 31, 1997

							JUNE 30,		DECEMBER 31,
							1998			1997

OPERATIONS

Net investment income (loss)                 $59             $3,312
Net realized gain from securities
transactions                            (162,030)           (60,487)
Net change in unrealized appreciation
(depreciation) of	                       211,812           (406,598)
Net change in unrealized appreciation of
securities sold                              0                    0
Net change in unrealized depreciation of
investments of covered call options written  0                    0

Net increase in net assets resulting from
operations                                49,842           (463,773)


Class D:
 Distribution to shareholders
  Ordinary income dividend               (12,146)                 0

CAPITAL SHARE TRANSACTIONS:(NOTE 5)
Increase from capital shares sold          260,948          1,783,727
Increase from capital shares reinvested     12,146                  0
Decrease from capital shares repurchased(1,224,161)        (2,744,423)

  Net increase from capital shares
  transactions                            (951,068)         (960,696)

Total increase in net assets              (913,372)       (1,424,469)

NET ASSETS
 Beginning of period                     8,269,654        9,694,123

End of period (includes no undistributed
investment inc                          $7,356,282       $8,269,654


The accompanying notes are an integral part of the financial statements.


				CENTURION T.A.A. FUND, INC.
				NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	   The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk. At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan.
Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
   The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

   Investments in securities traded on major exchanges are valued at the last quoted sales price on that exchange where such securities are primarily traded. Securities traded in the over-the-counter market are valued at the last sales price. Over-the-counter and listed securities that have not been traded on a certain day are valued at the average between the last bid and asked price. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's Board of Directors. Debt securities are valued in
accordance with the procedures above.   Short-term securities are stated at
amortized cost (which approximates market value) if maturity is 60 days or less, or at market value if maturity is greater than 60 days.

Security Transactions and Related Investment Income:

    Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:

   It is the policy of the Fund to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended ( Code ). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has capital loss carry forwards totaling $313,324 which begin to expire in 2002.

Distributions to Shareholders:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:

    The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:

  At June 30, 1998 the Fund had cash on deposit at one financial institution of $251,329. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.

Note 2.  Net Assets

     At June 30, 1998, net assets consisted of:

     Net proceeds from capital stock                        $ 9,292,429
     Unrealized depreciation of securities                     (526,237)
     Unrealized appreciation of covered call options written     23,623
     Excess distributions over accumulated net income          (324,276)
     Undistributed net realized loss from security transactions(195,885)

                                                             $ 8,269,654

Note 3.  Covered Call Options Written

   As of June 30, 1998, portfolio securities valued at $1,416,481 were held by the custodian in connection with covered call options written by the Fund.

Note 4.  Payments to Related Parties

   Centurion Counsel, Inc. ( Centurion ) is the Fund s investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next $200 million, 0.75% on the next $200 million, 0.60% on the next $200 million and 0.50% on amounts over $1 billion. These fees are computed daily and paid quarterly and are subject to reduction in any year to the extent that the Fund s expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the six months ended June 30, 1998 Centurion received investment management fees of $40,130.

   Centurion Institutional Services, Inc. ( CISI ), an affiliate of Centurion, serves as the Fund s distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

   Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund s current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the six months ended June 30, 1998, no shares of Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

   Class B shares are not subject to initial sales charges. When Class B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ( CDSC ) upon redemption, in accordance with the Fund s current prospectus. During the six months ended June 30, 1998, no shares were sold and there was no redemptions of Class B shares, accordingly, CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

   Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

   Pursuant to Rule 12b-1 under the 1940 Act, the Company s Board of Directors has adopted separate plans of distribution with respect to the Funds Class A shares ( Class A Plan ), Class B shares ( Class B Plan ), and Class C shares
( Class C Plan ), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds Class A shares for CISI s expenditures incurred in servicing and maintaining shareholder accounts.

   Pursuant to the Fund s Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund s Class B shares for CISI s expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Funds Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

   Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund s Class C shares for CISI s expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund s Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended
June 30, 1998, CISI received servicing and distribution fees from the Fund of $35,279.

   CISI also executes some of the Fund s portfolio transactions. During the six months ended June 30, 1998, CISI received commissions of $36,553 from the Fund for this service.

   Centurion Group, Inc. ( CGI ), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 1998, CGI received transfer fees of $1,800 from the Fund.

   CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund s average daily net assets with a minimum fee of $18,000 per year. During the six months June 30, 1998, CGI received accounting fees of $9,000 from the Fund.

   The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate $200 annual retainer and $400 for each meeting of the board or any committee thereof attended by the Director. In addition the Fund pays each Director s expenses to attend the meetings.

Note 5.  Capital Share Transactions

   As of June 30, 1998, there were 100,000,000 shares of the Company s common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the six months ended June 30, 1998 were as follows:

		                    June 30, 1998      December 31, 1997
            		    Shares     Amount    Shares        Amount
Class A shares:
     Shares sold               0         $0       2,563         $ 8,664

     Shares issued in
      reinvestment
      of dividends            0           0          0                0
                              0           0       2,563           8,664
     Share redeemed           0           0          14               0

	  Net increase          0           0       2,549         $ 8,664

Class B shares:
     Shares sold              0          $0         144         $   500
     Shares issued in
        reinvestment
        of dividends          0           0           0               0
                              0           0         144             500
     Shares redeemed          0           0           0               0

 Net increase                 0          $0         144           $   500

                                 	June 30,	          December 31,
                                    1998                  1997
                    		   	Shares   Amount      Shares   Amount

Class C shares:
  Shares sold                        48,567 $ 168,098  385,499 $ 1,341,181
  Shares issued in reinvestment
     of dividends        		      0          0       0           0
                                     48,567 $ 168,098 385,499   1,341,181
  Shares redeemed                   314,695 1,076,246 434,885   1,494,774

Net increase (decrease)            (266,128)($908,148)(49,386) ($ 153,593)

Class D shares:
  Shares sold                        26,951  $92,850  123,388  $  433,381
  Shares issued in reinvestment
     of dividends       		            3,520   12,146    -           -
                                     30,471   104,996  123,388     433,381
  Shares redeemed                    42,763   147,915  359,188    1,249,561

Net increase (decrease)              (12,291)($42,919)(49,386)  ($ 816,180)



                            	         December 31,
                                       1996
                    	   	         Shares       Amount

Class C shares:
  Shares sold                         1,800,452   $ 6,424,359
  Shares issued in reinvestment
     of dividends        	              983         3,597
                                      1,801,435     6,427,956
  Shares redeemed                       344,840     1,212,546

Net increase (decrease)               1,456,595   $ 5,215,410

Class D shares:
  Shares sold                         1,800,452   $ 6,424,359
  Shares issued in reinvestment
     of dividends       	              983         3,597
                                      1,801,435     6,427,956
  Shares redeemed                       344,840     1,212,546

Net increase (decrease)               1,456,595   $ 5,215,410

Note 6.  Investment Transactions

  Purchases and sales of investment securities (excluding short-term securities) were $8,827,569 and $10,267,270, respectively. Net gain on investments for the six months ended June 30, 1998 was $49,783. That amount represents the net decrease in value of investments held during the year.

  As of June 30, 1998, the unrealized appreciation on investments consists of gross unrealized gains of $402,379 and gross unrealized losses of $773,801.

Note 7.  Per Share Information

   Selected data for each share of capital stock outstanding throughout the period is as follows:

                           		    Six ended  CLASS C Shares  (a)
							                          June 30,   Years Ended December 31,
							                               1998  1997	1996	1995	1994	1993
Per Share Operating Performance:
Net Asset Value, Beginning of Period	  $3.33 3.51 	3.34 	3.43 	4.55 	4.96

INCOME FROM INVESTMENT OPERATIONS
	Net investment income (d)		             -   -0.01-0.03	-0.05	-0.18	-0.21
	Net gains (losses) on investments
	(both realized and unrealized) (d)    	  -   -0.17	 0.20	-0.04	-0.94 -0.20

	Total from investment operations        0.00 -0.18	  0.17  -0.09-1.12 -0.41

DISTRIBUTIONS TO SHAREHOLDERS
	Dividends from net investment income
	Distributions from capital gains

		Total distributions

Net Asset Value, at End of Period		      3.33  3.33  3.51	3.34	 3.43  4.55

TOTAL RETURN (f)				            0.00%-5.13%5.16%-2.62% -28.01% -12.39%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
($000 Omitted)                         6,411  7,288	7,855 4,370	  452  757
Ratios to Net Assets:
     Expenses, before waiver of fees	  3.34%  3.14% 3.54% 4.82% 9.04%   6.19%
     Expenses, after waiver of fees 	  3.34%  2.91% 3.54% 3.53% 6.00%   5.19%
     Net investment income		         -0.06% -0.11% -0.43%0.17%  -4.78%  -4.50%
Portfolio Turnover Rate			            172.0%234.67%129.20%57.20%148.21%143.11%
Average Commission Rate Paid (e)			    0.02  0.02
Number of Shares Outstanding at End of Period
	(000 Omitted)			                      1,952  2,191 2,241 1,309	  132    166


(a)  All capital shares issued and outstanding as of November 6, 1996 were reclassified as Class C shares.
(b)  For the period December 9, 1996 (effective date) to December 31, 1996.
(c)  For the period January 7, 1997 (first sale date) to December 31, 1997.
(d)  Allocated between Net Investment Income and Net Gains or (Losses) on
     Securities based on monthly weighted average shares outstanding.
		average shares outstanding.
(e)  Relates to purchases and sales of equity securities.  Prior to year end
     1996 disclosure of average commission rate was not required.
(f)  Total return measures the change in value of an investment over the periods indicated.  It is not annualized.  It does not inclued the maximum front end sales charge or contingent deferred sales charge.
(g)  Annualized
                                         Six Ended
							June 30    CLASS D        CLASS A  CLASS B
							  1998     1997	1996 (b)  1997 (c) 1997 (c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	   3.36     3.51	3.46 		3.65 		3.65

INCOME FROM INVESTMENT OPERATIONS
	Net investment income (d)		   0.00    0.01 	0.00
	Net gains  (losses) on investments
	(both realized and unrealized) (d)     0.01   -0.16	0.05 		-0.30		-0.32

	Total from investment operations       0.01   -0.15 	0.05 		-0.30 	-0.32

DISTRIBUTIONS TO SHAREHOLDERS
	Dividends from net investment income   0.01
	Distributions from capital gains

		Total distributions		   0.01

Net Asset Value, End of Period		   3.38    3.36 3.51 		3.35 		3.33

TOTAL RETURN (f)	              	   0.57% -4.27% 5.16%		-0.04	0.05-0.08		-0.04

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)	   936      972  1,839 	   8 		    1
Ratios to Net Assets
     Expenses, before waiver of fees 	   2.36%   2.20%	2.13%		2.38%		2.84%
     Expenses, after waiver of fees		   2.36%   1.97%	2.13%		2.15%		2.60%
     Net investment income			   0.44%   0.82%			     0.64%		0.19%
Portfolio Turnover Rate			         172.0%234.67%129.20% 234.67% 234.67%
Average Commission Rate Paid (e)		   0.02    0.02
Number of Shares Outstanding at End of Period
	(000 Omitted)				   277     290   524 	   3 		   0


(a) All capital shares issued and outstanding as of November 6, 1996 were reclassified as Class C shares.
(b)  For the period December 9, 1996 (effective date) to December 31, 1996.
(c)  For the period January 7, 1997 (first sale date) to December 31, 1997.
(d) Allocated between Net Investment Income and Net Gains or (Losses) on Securities based on monthly weighted average shares outstanding.
		average shares outstanding.
(e) Relates to purchases and sales of equity securities. Prior to year end 1996 disclosure of average commission rate was not required.
(f) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not inclued the maximum front end sales charge or contingent deferred sales charge.
(g)  Annualized



                                         Six Ended             Six Ended
							June 30    CLASS A    June 30  CLASS B
							  1998     1997 (c)    1998     1997 (c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	   3.35 	3.65 		3.33      3.65

INCOME FROM INVESTMENT OPERATIONS
	Net investment income (d)		   0.01
	Net gains  (losses) on investments
	(both realized and unrealized) (d)     0.01 	-0.30		          -0.32

	Total from investment operations       0.02 	-0.30 	          -0.32

DISTRIBUTIONS TO SHAREHOLDERS
	Dividends from net investment income   0.00
	Distributions from capital gains

		Total distributions		   0.00

Net Asset Value, End of Period		   3.37     3.35 		3.33 	     3.33

TOTAL RETURN (f)	                       	   0.49%   -8.47%		0.00%     -4.39%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted)	    8        8 		    1 	1
Ratios to Net Assets
     Expenses, before waiver of fees 	   2.60%   	2.38%		3.20%     2.84%
     Expenses, after waiver of fees		   2.60%   	2.15%		3.20%     2.60%
     Net investment income			   0.31%    0.64%		0.00%     0.19%
Portfolio Turnover Rate			         172.0% 234.67%       172.0%   234.67%
Average Commission Rate Paid (e)		   0.00
Number of Shares Outstanding at End of Period
	(000 Omitted)				    3        3 		   0 	      0



(a) All capital shares issued and outstanding as of November 6, 1996 were reclassified as Class C shares.
(b)  For the period December 9, 1996 (effective date) to December 31, 1996.
(c)  For the period January 7, 1997 (first sale date) to December 31, 1997.
(d) Allocated between Net Investment Income and Net Gains or (Losses) on Securities based on monthly weighted average shares outstanding.
		average shares outstanding.
(e) Relates to purchases and sales of equity securities. Prior to year end 1996 disclosure of average commission rate was not required.
(f) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not inclued the maximum front end sales charge or contingent deferred sales charge.
(g)  Annualized




Investment Advisor                           Board of Directors
Centurion Counsel, Inc.                      Carol Ann Freeland
11545 W. Bernardo Ct.,#100                   Richard E. Hall
San Diego, CA 92127                          Jack K. Heilbron
                                             Russell W. Ketron
                                             Doug Werner

Distributor
Centurion Institutional Services, Inc.
11545 W. Bernardo Ct. #100                 Officers
San Diego, CA 92127                        Jack K.Heilbron
                                           Chief Executive Officer
                                           Chief Investment Officer
Shareholder
Servicing Agent                            Kenneth W. Elsberry
Centurion Group, Inc.                      President and Chief
11545 W. Bernardo Ct. #100                 Financial Officer
San Diego, CA 92127
                                           Mary R. Limoges
                                           Secretary
Auditors
Squire & Co.                               Portfolio Manager
1205 Prospect St., Ste 400                 Jack K. Heilbron
La Jolla, CA 92037

Legal Counsel
Bruce J. Rushall, Esq.
Rushall & McGeever
211 Palomar Airport Road #200
Carlsbad, CA 92009


**A prospectus may obtained by contacting a Financial Consultant at Centurion Institutional Services, Inc. The prospectus containing more complete information should be read carefully before making an investment in Centurion T.A.A. Fund, Inc.